Cost of sales and other operating costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost of sales and other operating costs
Salaries and benefits	$ 11,752	$ 17,624
Share-based compensation	121	294
Royalties	928	1,475
Contract Services	11,590	40,890
Raw materials and consumables	8,941	17,394
Operational overhead and write-downs(Note 8)	16,215	31,918
Depreciation	11,305	11,403
Total	$ 60,852	$ 120,998